Trade Receivables, Net - Schedule of Allowance for Credit Loss of Trade Receivables (Details) - Trade Receivables [Member] - HKD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Allowance for Credit Loss of Trade Receivables [Line Items]
Balance at beginning of the year	$ 8,347,208	$ 44,000
Retrospective adjustment upon adoption of ASC 326	947,792
Provision (Reversal of provision) for the year	(3,218,000)	8,303,208	$ 30,000
Balance at end of the year	$ 6,077,000	$ 8,347,208	$ 44,000